UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 28-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard F. Conway
Title:  Managing Member
Phone:  (212) 581-8989


Signature, Place and Date of Signing:

/s/ Richard F. Conway           New York, New York           November 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28


Form 13F Information Table Value Total: $126,605.05
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.    28-12130                      LC Capital Master Fund, Ltd.

                                         FORM 13F INFORMATION TABLE
                                              September 30, 2008



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4          COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR    SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT    PRN CALL DISCRETION     MGRS  SOLE   SHARED  NONE
--------------                 --------------    -----      --------    -------    --- ---- ----------     ----  ----   ------  ----
AMBASSADORS INTL INC           NOTE 3.750% 4/1   023178AA4   1,520.00    3,800,000  SH      SHARED-DEFINED       3,800,000
ARBINET THEXCHANGE INC         COM               03875p100   5,926.64    2,170,932  SH      SHARED-DEFINED       2,170,932
BARNES & NOBLE INC             COM               067774109   1,731.71       66,400  SH      SHARED-DEFINED          66,400
CADIZ INC                      COM NEW           127537207   5,966.09      312,852  SH      SHARED-DEFINED         312,852
CAL DIVE INTL INC DEL          COM               12802t101   3,856.55      363,825  SH      SHARED-DEFINED         363,825
CITADEL BROADCASTING CORP      COM               17285t106   4,236.97    5,432,017  SH      SHARED-DEFINED       5,432,017
COMSYS IT PARTNERS INC         COM               20581e104   4,232.35      435,427  SH      SHARED-DEFINED         435,427
DDI CORP                       COM 0.0001 NEW    233162502   3,260.33      626,987  SH      SHARED-DEFINED         626,987
DANA HOLDING CORP              COM               235825205   1,868.24      386,000  SH      SHARED-DEFINED         386,000
DAYSTAR TECHNOLOGIES INC       COM               23962q100  13,268.03    4,575,183  SH      SHARED-DEFINED       4,575,183
EASTMAN KODAK CO               COM               277461109  16,522.73    1,074,300  SH      SHARED-DEFINED       1,074,300
FIBERTOWER CORP                COM               31567R100       4.11        2,997  SH      SHARED-DEFINED           2,997
FIBERTOWER CORP                NOTE 9.000%11/1   31567RAC4  16,152.00   26,920,000  SH      SHARED-DEFINED      26,920,000
IBASIS INC                     COM NEW           450732201   8,275.59    2,371,228  SH      SHARED-DEFINED       2,371,228
JETBLUE AIRWAYS CORP           DBCV 3.750% 3/1   477143AC5   1,944.00    2,700,000  SH      SHARED-DEFINED       2,700,000
KEMET CORP                     NOTE 2.250%11/1   488360AB4     961.59    2,630,000  SH      SHARED-DEFINED       2,630,000
MERIX CORP                     NOTE 4.000% 5/1   590049AB8   1,269.00    2,700,000  SH      SHARED-DEFINED       2,700,000
MESA AIR GROUP INC             NOTE 2.115% 2/1   590479AD3   1,656.80   16,568,000  SH      SHARED-DEFINED      16,568,000
NEW GENERATION BIOFUELS HLDG   COM               644461105   3,503.70      875,926  SH      SHARED-DEFINED         875,926
NEXCEN BRANDS INC              COM               653351106      80.96      289,138  SH      SHARED-DEFINED         289,138
PARTICLE DRILLING TECHNOLOGI   COM               70212g101   1,154.16    5,713,679  SH      SHARED-DEFINED       5,713,679
QUADRAMED CORP                 COM NEW           74730w507   2,771.77      243,662  SH      SHARED-DEFINED         243,662
RCN CORP                       COM NEW           749361200   6,082.32      496,111  SH      SHARED-DEFINED         496,111
SILICON GRAPHICS INC           COM NEW           827056300  11,212.80    1,288,828  SH      SHARED-DEFINED       1,288,828
SPECTRUM BRANDS INC            COM               84762L105     657.83      473,260  SH      SHARED-DEFINED         473,260
STAR SCIENTIFIC INC            COM               85517P101     320.40       90,000  SH      SHARED-DEFINED          90,000
TERRESTAR CORP                 COM               881451108   5,011.11    1,166,105  SH      SHARED-DEFINED       1,166,105
THERMADYNE HLDGS CORP NEW      COM PAR $0.01     883435307   3,155.25      189,277  SH      SHARED-DEFINED         189,277





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